Cover Page Document	Apr. 23, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 23, 2025
Entity Registrant Name	BANC OF CALIFORNIA, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35522
Entity Tax Identification Number	04-3639825
Entity Address, Address Line One	11611 San Vicente Boulevard, Suite 500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90049
City Area Code	855
Local Phone Number	361-2262
Amendment Flag	false
Entity Central Index Key	0001169770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BANC
Security Exchange Name	NYSE
Series F Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/40th interest in a share of 7.75% fixed rate reset non-cumulative perpetual preferred stock, Series F
Trading Symbol	BANC/PF
Security Exchange Name	NYSE